Note 30 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]
	(all amounts in thousands of U.S. dollars)	Year ended December 31,
		2021	2020	2019
(i)	Transactions
	(a) Sales of goods and services
	Sales of goods to non-consolidated parties	71,879	20,183	20,577
	Sales of goods to other related parties	76,467	18,243	69,972
	Sales of services to non-consolidated parties	4,161	5,829	5,620
	Sales of services to other related parties	49,268	5,049	4,386
		201,775	49,304	100,555
	(b) Purchases of goods and services
	Purchases of goods to non-consolidated parties	294,929	84,485	174,588
	Purchases of goods to other related parties	32,453	12,892	51,765
	Purchases of services to non-consolidated parties	9,763	6,979	9,404
	Purchases of services to other related parties	13,806	18,133	54,514
		350,951	122,489	290,271

	(all amounts in thousands of U.S. dollars)	At December 31,
		2021	2020
(ii)	Period-end balances
	(a) Arising from sales / purchases of goods / services
	Receivables from non-consolidated parties	66,896	78,721
	Receivables from other related parties	33,122	4,447
	Payables to non-consolidated parties	(45,092)	(24,914)
	Payables to other related parties	(2,125)	(2,310)
		52,801	55,944

	(b) Financial debt
	Finance lease liabilities from non-consolidated parties	(1,936)	(2,042)
	Finance lease liabilities from other related parties	(624)	(810)
		(2,560)	(2,852)